Fees and Expenses - MainGate MLP Fund	Mar. 31, 2026 USD ($)
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund
Expense Narrative [Text Block]
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below. Class A shareholders who invest, or agree to invest in the future, at least $50,000 in the Fund, may qualify for sales charge discounts. More information about these and other discounts is available from your financial intermediary and in “Account Information—How to Buy Shares,” beginning on page 19 of the Fund’s Prospectus, and in the Appendix to this Prospectus.

Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expenses Deferred Charges [Text Block]	Applies to Class A purchases of $1,000,000 or more where no sales charge was paid that are subsequently redeemed within 18 months of purchase and Class C purchases that are subsequently redeemed within 12 months of purchase.
Expense Example [Heading]	Example
Expense Example Narrative [Text Block]	This Expense Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then, except as indicated, redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expense remain the same.
Expense Example by, Year, Caption [Text]	Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example Footnotes [Text Block]	Class C shares automatically convert into Class A shares eight years after the purchase date. The 10-Year Expense Examples for Class C shares do not reflect the conversion to Class A shares after eight years.
Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for the Fund. These costs, which are not reflected in the Annual Fund Operating Expenses table or in the Expense Example above, affect the Fund’s performance. During its most recent fiscal year, the
Fund’s portfolio turnover rate was 25.20% of the average value of its portfolio.

Portfolio Turnover, Rate	25.20%
MainGate MLP Fund Class A
Prospectus [Line Items]
Expense Breakpoint Discounts [Text]	Class A shareholders who invest, or agree to invest in the future, at least $50,000 in the Fund, may qualify for sales charge discounts.
Expense Breakpoint, Minimum Investment Required [Amount]	$ 50,000